UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,163,210	$ 444,677	¥ 2,732,331	$ 407,926	¥ 4,217,528
Restricted cash	43,144	6,065	44,439	6,635	239,093
Accounts receivable, net of allowance for credit losses of RMB32,265 and RMB93,904 (US$13,201) as of December 31, 2021 and September 30, 2022, respectively	2,566,969	360,859	2,872,904	428,913	3,570,975
Short-term investments	2,165,674	304,446	2,619,701	391,111	2,491,056
Prepayments and other assets	1,734,108	243,779	1,694,048	252,914	1,687,021
Amounts due from related parties	365,853	51,431	357,853	53,426	207,143
Total current assets	10,038,958	1,411,257	10,321,276	1,540,925	12,412,816
Non-current assets:
Property and equipment, net	2,350,671	330,452	2,449,659	365,724	2,364,103
Intangible assets, net	1,045,399	146,960	1,086,514	162,212	1,169,767
Goodwill	4,605,724	647,462	4,605,724	687,616	4,625,115
Prepayments and other assets	39,899	5,609	22,437	3,350	29,066
Equity investments	241,094	33,892	271,146	40,481	207,166
Amounts due from related parties	4,889	687	4,889	730	5,758
Deferred tax assets, net			13,464	2,010	7,798
Operating lease right-of-use assets	218,615	30,732	225,225	33,625	256,451
Total non-current assets	8,506,291	1,195,794	8,679,058	1,295,748	8,665,224
Total assets	18,545,249	2,607,051	19,000,334	2,836,673	21,078,040
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB2,733,487 and RMB2,278,371 (US$320,288) as of December 31, 2021 and September 30, 2022, respectively)	2,454,610	345,064	2,409,134	359,674	2,938,632
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,208,868 and RMB594,513 (US$83,575) as of December 31, 2021 and September 30, 2022, respectively)	2,708,447	380,748	2,748,407	410,326	2,223,840
Short-term bank loans (including short-term bank loans of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,348,166 and RMB1,017,045 (US$142,974) as of December 31, 2021 and September 30, 2022, respectively)	1,041,045	146,348	1,266,270	189,049	1,348,166
Income tax payable (including income tax payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,026 and RMB nil as of December 31, 2021 and September 30, 2022, respectively)	40,926	5,753	43,163	6,444	60,217
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB797,731 and RMB814,079 (US$114,441) as of December 31, 2021 and September 30, 2022, respectively)	851,851	119,751	826,042	123,325	836,435
Current operating lease liabilities (including current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB70,672 and RMB61,386 (US$8,630) as of December 31, 2021 and September 30, 2022, respectively)	104,528	14,694	100,620	15,022	108,590
Total current liabilities	7,201,407	1,012,358	7,393,636	1,103,840	7,515,880
Non-current liabilities:
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB472,882 and RMB488,020 (US$68,605) as of December 31, 2021 and September 30, 2022, respectively)	488,020	68,605	354,392	52,909	472,882
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB nil as of December 31, 2021 and September 30, 2022, respectively)	185,856	26,127	192,004	28,665	205,889
Other liabilities (including other liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB6,975 and RMB143,686 (US$20,199) as of December 31, 2021 and September 30, 2022, respectively)	219,244	30,821	206,611	30,846	1,232,677
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB121,057 and RMB101,080 (US$14,210) as of December 31, 2021 and September 30, 2022, respectively)	139,594	19,624	138,433	20,668	158,289
Total non-current liabilities	1,032,714	145,177	891,440	133,088	2,069,737
Total liabilities	8,234,121	1,157,535	8,285,076	1,236,928	9,585,617
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 shares authorized as of December 31, 2021 and September 30, 2022; 3,805,284,810 and 3,805,284,801 shares issued, 3,646,381,840 and 3,608,380,825 shares outstanding as of December 31, 2021 and September 30, 2022, respectively)	24,958	3,509	24,892	3,716	24,782
Treasury shares	(71,508)	(10,053)
Additional paid-in capital	18,512,795	2,602,488	18,458,178	2,755,733	18,245,801
Accumulated deficit	(9,608,058)	(1,350,679)	(8,814,998)	(1,316,045)	(7,458,752)
Accumulated other comprehensive (loss) income	589,241	82,834	175,099	26,142	(207,882)
Total Kingsoft Cloud Holdings Limited shareholders' equity	9,447,428	1,328,099	9,843,171	1,469,546	10,603,949
Non-controlling interests	863,700	121,417	872,087	130,199	888,474
Total equity	10,311,128	1,449,516	10,715,258	1,599,745	11,492,423
Total liabilities, non-controlling interests and shareholders' equity	¥ 18,545,249	$ 2,607,051	¥ 19,000,334	$ 2,836,673	¥ 21,078,040